Income Taxes	12 Months Ended
Dec. 31, 2021
Disclosure of income tax [text block] [Abstract]
Income taxes
15.	Income taxes

The Company is subject to Income Tax (ISR).

The analysis of the income tax charged to the results of 2021, 2020 and 2019 is as follows:

	2021	2020	2019
Income tax of the year for Mexican companies	$2,564,312	$1,460,057	$3,177,506
Income tax year for foreign companies	1,253,895	370,860	301,263
Deferred tax for Mexican companies	(96,453)	(94,604)	12,978
Deferred tax for foreign companies	668,015	341,531	(215,473)
	$4,389,769	$2,077,844	$3,276,274

The amount of income tax of Mexican companies includes $554,435 and $2,323,662 in 2020 and 2019 respectively, which correspond to taxes and expenses of previous years, that were covered by several corporations of the Group; these taxes were determined by tax authorities, corresponding to fiscal years 2013 to 2017, which are indicated in Note 23 (j); The Companies that covered the taxes subscribed Reparatory Agreements with the Service of Tax Administration (SAT), in relation with the audits for fiscal years 2013 to 2017, with the objective of reaching a fair agreement and in that way solve the disputes that were in the Courts indicated in Note 23 (j). With the $554,435 amount were solved, totally, the disputes that were in the Courts with tax authorities mentioned in Note 23 (j).

During 2021, 2020 and 2019, the income tax expense (benefit) attributable to income was different from the one that will result for applying 30% (tax rate in Mexico) before these provisions, as a result of the items shown below:

	2021	2020	2019
Expected benefit, expense	$4,084,348	$1,462,776	$490,925
Increase (decrease) as a result of:
Inflation effect, net	(577,234)	(139,134)	(417,960)
Impact of the nominal rate differences between the USA and Mexico	66,343	11,075	(23,368)
Benefit from utilization of tax loss carry-forwards and others (1)	(12,086)	16,173	(987,135)
Others, net (includes permanent items) Income tax expense (2)	828,398	172,519	1,890,150
Income tax expense	$4,389,769	$1,523,409	$952,612
Effective tax rate	31.73%	31.24%	58.21%

(1)	This amount corresponds to the income tax benefit obtained by those companies that used tax loss carry-forwards in the years presented that were generated previously to 2021, 2020 and 2019, less the effect of tax losses incurred by some subsidiaries for which no deferred tax asset was recorded.

(2)	For the purpose of determining the effective tax rate, the payments corresponding to taxes from previous years and expenses that were paid by various group companies derived from repair agreements during 2020 and 2019 fiscal years were not considered within the income tax expense.

The Company has tax losses in some Mexican subsidiaries which, according to the ISR law in Mexico, can be amortized to reduce taxable income generated over the following ten years. Tax losses can be updated following certain procedures established in the law.

As of December 31, 2021, Grupo Simec, S.A.B. de C.V. and certain of its Mexican subsidiaries have updated tax losses pending of amortize as follows:

Origin Date	Expiration Date	Tax losses available
2013	2023	3,823
2014	2024	2,635
2015	2025	8,988
2016	2026	316,818
2017	2027	329,500
2018	2028	97,980
2019	2029	886,466
2020	2030	898,711
2021	2031	1,632,449
		$4,177,370

As of December 31, 2021, Republic had USD$ 320.2 million of tax losses pending to amortize for federal tax purposes, of those USD $189.2 million are undefined and USD $200.3 million expire between 2033 and 2038; USD$ 319.2 million of tax losses for state and local purposes that expire between 2021 and 2040 and approximately USD$ 6.7 million of tax losses at the subsidiary located in Canada, which expire between 2032 and 2040.

As of December 31, 2021, GV do Brasil Industria e Comercio of Aço LTDA, a subsidiary established in Brazil, had R$ 85.167 million Brazilian Reals ($ 313 million of Mexican pesos) of tax losses pending to amortize for federal tax purposes, which do not have an expiration date.

As of December 31, 2021, Companhia Siderúrgica do Espirito Santo S.A., a subsidiary established in Brazil, had R$ 0.0 million Brazilian Reals (0 million of Mexican pesos) of tax losses pending of amortize for federal tax purposes.

Below is a summary of the effects of the main temporary differences comprising the deferred income tax liability included in the consolidated statements of financial position.

	December 31,
	2021	2020
Deferred tax assets:
Allowance for doubtful accounts	$(64,511)	$(61,536)
Advances from customers	359,795	283,846
Deferred tax assets	295,284	222,310

Deferred tax liabilities:
Property, plant and equipment	3,926,450	3,321,941
Intangible assets from Grupo San	353,661	329,600
Provisions	76,601	202,407
Prepaid expenses	43,696	6,883
Total deferred liabilities	4,400,408	3,860,831
Deferred tax liabilities, net	$4,105,124	$3,638,521